Acquired Intangible Assets and Weighted-Average Amortization Period (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 107,410
Patent rights, know-how and license agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	6,527
Weighted-average amortization period	5 years
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	6,114
Weighted-average amortization period	13 years
Software to be sold, leased or otherwise marketed
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	17,562
Weighted-average amortization period	3 years
Internal-use software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	67,867
Weighted-average amortization period	5 years
Other
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets acquired	¥ 9,340
Weighted-average amortization period	4 years